As filed with the U.S. Securities and Exchange Commission on August 2, 2016

File No.  333-182274
File No.:  811-22310

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post‑Effective Amendment No. 39	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 41	☒

ETF MANAGERS TRUST
(Exact Name of Registrant as Specified in Charter)

30 Maple Street, 2nd Floor
Summit, New Jersey 07901
 (Address of Principal Executive Offices, Zip Code)

 (Registrant’s Telephone Number, including Area Code)
(877) 756-7873

SR Services, LLC
300 Delaware Avenue, Suite 800
Wilmington, DE 19801
 (Name and Address of Agent for Service)

Copy to:
Eric Simanek, Esq
Sullivan & Worcester LLP
1666 K Street NW
Washington, DC 20006

As soon as practical after the effective date of this Registration Statement
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 1, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[x]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 36 (the “Amendment”) to its Registration Statement (filed on May 20, 2016) until September 1, 2016.  Parts A, B and C of the Amendment are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (this “Amendment”) to its Registration Statement on Form N-1A under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized, in the City of Summit, State of New Jersey, on August 2, 2016.

ETF Managers Trust

By:	/s/ Samuel Masucci, III
Samuel Masucci, III
Trustee and President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity indicated on August 2, 2016.

Signature	Title

/s/ Samuel Masucci, III	Trustee and President
Samuel Masucci, III

/s/ John A. Flanagan	Treasurer (principal financial officer and principal accounting officer)
John A. Flanagan

/s/ John W. Southard*	Trustee
John W. Southard

/s/ Terry Loebs*	Trustee
Terry Loebs

/s/ Samuel Masucci, III
*Samuel Masucci, III, Power of Attorney